THE ALGER INSTITUTIONAL FUNDS

                     SUPPLEMENT DATED AUGUST 14, 2006 TO THE
                        PROSPECTUSES DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE

The following sentence replaces the second sentence of the first paragraph under the heading "Portfolio Managers" on page 18 of the Prospectuses:

         Dan C. Chung, CFA, Jill Greenwald, CFA, Patrick Kelly, CFA, Kevin Collins, CFA, John A. Curry and Andrew Silverberg are the individuals responsible for the day-to-day management of Fund investments.

The following replaces the paragraph regarding Mr. Chung under the heading "Portfolio Managers" on page 18 of the Prospectus:

         Mr. Chung, manager of the MidCap Growth Fund since September 2001, the LargeCap Growth Fund since September 2004, and the Technology Fund since its inception, and co-manager of the LargeCap Growth Fund from September 2001 to September 2004, and of the Balanced Fund from September 2001 to September 2003, has been employed by the Manager since 1994, as a Vice President and Analyst from 1996 to 1999, as a Senior Vice President and Senior Analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003.

         In addition, the description regarding Ms. Meisner is deleted from the descriptions of portfolio managers on page 19 of the Prospectuses. Anne Meisner is no longer employed by the Manager.

                                                                        IS081406

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                          THE ALGER INSTITUTIONAL FUNDS

                     SUPPLEMENT DATED AUGUST 14, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE

         The following updates the information in the Statement of Additional Information regarding the Trust's portfolio managers.

         (1) The line item regarding other accounts managed by "Meisner/Mulle" in the table under "Other Accounts Managed by Portfolio Managers" on page 23 of the Statement of Additional Information is deleted.

         (2) The line item regarding Ms. Meisner's ownership of Technology Fund shares is deleted from the table under "Securities Owned by Portfolio Managers" on page 23 of the Statement of Additional Information.

Anne Meisner is no longer employed by the Manager.

                                                                      ISAI081406